Financial assets and liabilities - Interest Rate Exposures (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Disclosure of detailed information about hedging instruments [line items]
Net gains (losses) on change in fair value of derivatives	$ 100	$ (9)	$ 160	$ (37)
Interest rate risk
Disclosure of detailed information about hedging instruments [line items]
Net gains (losses) on change in fair value of derivatives	$ 3		$ 13
Percentage of possible change in risk variable	1.00%		1.00%
Interest rate risk | Top of range
Disclosure of detailed information about hedging instruments [line items]
Reasonably possible change in risk variable impact on net earnings	$ 4		$ 4
Interest rate risk | Bottom of range
Disclosure of detailed information about hedging instruments [line items]
Reasonably possible change in risk variable impact on net earnings	(7)		(7)
Dividend rate reset of preference shares | Interest rate options | Interest rate risk
Disclosure of detailed information about hedging instruments [line items]
Financial instruments designated as hedging instruments, at fair value	3		3		$ 6
Preferred shares
Disclosure of detailed information about hedging instruments [line items]
Value of shares	4,003		4,003		$ 4,003
Preferred shares | Interest rate risk
Disclosure of detailed information about hedging instruments [line items]
Value of shares	582		582
Value of shares with dividend rates not reset	$ 275		$ 275